Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance, beginning of year	$ 11,720,000,000	$ 11,792,000,000
Foreign currency translation impacts	744,000,000	(72,000,000)
Balance, end of year	12,464,000,000	11,720,000,000
Goodwill impairment loss	$ 0	$ 0